INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2016 USD ($) Number		Mar. 31, 2015 USD ($) Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	7		18
Sale of Underlying Operating Partnership | Number	2		7
Partnership Proceeds from Disposition | $	$ 6,721,378	[1]	$ 2,856,845	[2]
Gain on Disposition | $	$ 6,416,089		$ 3,170,953
Series Fifteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		3
Sale of Underlying Operating Partnership | Number	1		3
Partnership Proceeds from Disposition | $	$ 465,691	[1]	$ 700,342	[2]
Gain on Disposition | $	$ 465,691		$ 700,342
Series Sixteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		6
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 243,000	[1]	$ 254,999	[2]
Gain on Disposition | $	$ 243,000		$ 254,999
Series Seventeen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		3
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition | $	$ 5,692,104	[1]	$ 1,130,141	[2]
Gain on Disposition | $	$ 5,692,104		$ 1,138,960
Series Eighteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		5
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 320,583	[1]	$ 266,641	[2]
Gain on Disposition | $	$ 15,294		$ 571,930
Series Nineteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		1
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 0	[1]	$ 504,722	[2]
Gain on Disposition | $	$ 0		$ 504,722

[1]	Fund proceeds from disposition include $305,289 which was receivable as of March 31, 2015 for Series 18.
[2]	Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.